Income Tax Provision (Annual and Quarter) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Deferred Tax Assets, Operating Loss Carryforwards	$ 568,131	$ 625,082	$ 621,270	$ 140,306